Estimated Future Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension Benefits
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2013	$ 55.6
2014	56.0
2015	56.4
2016	56.9
2017	57.2
2018-2022	289.8
Other Benefits
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2013	13.3
2014	12.4
2015	11.9
2016	11.3
2017	10.6
2018-2022	$ 43.1